Supplemental Guarantor Information (Condensed Consolidating Statements Of Cash Flows) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$ 55.3	$ (120.2)	$ 68.2
Cash flows from investing activities:
Decrease in restricted cash		206.8	(191.4)
Proceeds from disposal of property, plant and equipment		1.3	0.1
Purchase of property, plant and equipment	(10.3)	(27.3)	(40.9)
Purchase of intangible assets	(1.8)	(2.5)	(3.6)
Purchase of equity method investment		(20.0)
Purchase of investment securities	(0.7)	(0.6)	(0.9)
Sale of investment securities		2.8	16.4
Funding of equity method investment in Janssen AI	(76.9)
Proceeds from business disposals		500.0	4.3
Receipt of deferred consideration	12.0
Proceeds from sale of equity method investment	380.9
Net cash provided by/(used in) investing activities	303.2	660.5	(216.0)
Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	(125.0)
Proceeds from employee stock issuances	20.8	6.3	1.8
Repayment of loans	(682.5)	(697.3)	(455.0)
Net proceeds from debt issuances	587.9		187.1
Repayment of government grants
Net cash used in financing activities	(198.8)	(691.0)	(266.1)
Effect of exchange rate changes on cash	(0.1)	(0.1)	(0.1)
Net increase/(decrease) in cash and cash equivalents	159.6	(150.8)	(414.0)
Cash and cash equivalents at beginning of year	271.7	422.5	836.5
Cash and cash equivalents at end of year	431.3	271.7	422.5
Elan Finance Plc [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	95.5	697.4	259.8
Cash flows from financing activities:
Repayment of loans	(682.5)	(697.3)	(455.0)
Net proceeds from debt issuances	587.9		187.1
Repayment of government grants
Net cash used in financing activities	(94.6)	(697.3)	(267.9)
Net increase/(decrease) in cash and cash equivalents	0.9	0.1	(8.1)
Cash and cash equivalents at beginning of year	1.8	1.7	9.8
Cash and cash equivalents at end of year	2.7	1.8	1.7
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(21.5)	(5.8)	(5.0)
Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	(99.0)
Proceeds from employee stock issuances	20.8	6.3	1.8
Loans to group undertakings	99.0
Repayment of government grants
Net cash used in financing activities	20.8	6.3	1.8
Net increase/(decrease) in cash and cash equivalents	(0.7)	0.5	(3.2)
Cash and cash equivalents at beginning of year	0.8	0.3	3.5
Cash and cash equivalents at end of year	0.1	0.8	0.3
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	36.5	(826.2)	(176.2)
Cash flows from investing activities:
Decrease in restricted cash		206.8	(191.4)
Proceeds from disposal of property, plant and equipment		1.3	0.1
Purchase of property, plant and equipment	(10.3)	(27.3)	(40.9)
Purchase of intangible assets	(1.8)	(2.5)	(3.6)
Purchase of investment securities	(0.7)	(0.6)	(0.9)
Sale of investment securities		2.8	16.4
Funding of equity method investment in Janssen AI	(76.9)
Proceeds from business disposals		500.0	4.3
Receipt of deferred consideration	12.0
Net cash provided by/(used in) investing activities	(77.7)	680.5	(216.0)
Cash flows from financing activities:
Intercompany investments/capital contributions			(0.9)
Loans to group undertakings	187.9	132.1	251.0
Repayment of government grants
Net cash used in financing activities	187.9	132.1	250.1
Effect of exchange rate changes on cash	(0.1)	(0.1)	(0.1)
Net increase/(decrease) in cash and cash equivalents	146.6	(13.7)	(142.2)
Cash and cash equivalents at beginning of year	265.7	279.4	421.6
Cash and cash equivalents at end of year	412.3	265.7	279.4
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(55.2)	14.4	(10.4)
Cash flows from investing activities:
Purchase of equity method investment		(20.0)
Proceeds from sale of equity method investment	380.9
Net cash provided by/(used in) investing activities	380.9	(20.0)
Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	(26.0)
Intercompany investments/capital contributions			0.9
Loans to group undertakings	(286.9)	(132.1)	(251.0)
Repayment of government grants
Net cash used in financing activities	(312.9)	(132.1)	(250.1)
Net increase/(decrease) in cash and cash equivalents	12.8	(137.7)	(260.5)
Cash and cash equivalents at beginning of year	3.4	141.1	401.6
Cash and cash equivalents at end of year	16.2	3.4	141.1
Elimination Adjustments [Member]
Cash flows from financing activities:
Repayment of government grants